Securities - Securities with Unrealized Losses Not Recognized in Income (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	$ 15,965	$ 22,224
12 Months or less, Unrealized Loss	(292)	(138)
More than 12 months, Fair Value	2,587	160
More than 12 months, Unrealized Loss	(20)	(2)
Total Fair Value	18,552	22,384
Total Unrealized Loss	(312)	(140)
U.S. Treasury securities and obligations of U.S. government agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	6,184
12 Months or less, Unrealized Loss	(8)
Total Fair Value	6,184
Total Unrealized Loss	(8)
Obligations of states and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	1,440	1,309
12 Months or less, Unrealized Loss	(22)	(10)
More than 12 months, Fair Value	465	160
More than 12 months, Unrealized Loss	(2)	(2)
Total Fair Value	1,905	1,469
Total Unrealized Loss	(24)	(12)
Mortgage-backed securities in government sponsored entities [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	7,907	20,915
12 Months or less, Unrealized Loss	(215)	(128)
More than 12 months, Fair Value	2,122
More than 12 months, Unrealized Loss	(18)
Total Fair Value	10,029	20,915
Total Unrealized Loss	(233)	(128)
Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	434
12 Months or less, Unrealized Loss	(47)
Total Fair Value	434
Total Unrealized Loss	$ (47)